Cash Flow Information (Details) - Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax [Abstract]
Net Loss for the Year	$ (6,936,957)	$ (3,786,507)	$ (2,854,254)
Adjustments for
Depreciation expense	45,981	48,662	26,613
Lease modification			15,993
Distribution costs			35,000
Expected credit losses	(11,687)	19,111	8,809
Finance costs	7,576	9,652	6,184
Finance income	(327,756)	(116,323)	(21,785)
Share of loss from associates	1,456,019
Leave provision expense	44,863	27,235	45,470
Share-based payment expenses	3,299	226,954	94,890
Unrealized net foreign currency gains	(76,771)	(422,881)	(234,793)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	(958,466)	226,365	(336,998)
Add (increase) / decrease in inventories	(194,279)	(776,100)	275,605
Add (increase) / decrease in other operating assets	71,353	414,249	(494,143)
Add (increase) / decrease in financial assets	557,676	848,006
Add (decrease) / increase in trade and other payables	890,102	31,876	285,616
Add (decrease) / increase in other operating liabilities	(451,092)	654,506
Total	$ (5,880,139)	$ (2,595,195)	$ (3,147,793)